Balance Sheet Accounts and Supplemental Disclosures - Schedule of Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule Of Other Liabilities [Line Items]
Accrued compensation and employee benefits	$ 57.9	$ 49.6
Accrued compensation and employee benefits		49.6	44.0
Interest payable	13.0	6.3	7.9
Contract loss provisions	5.0	5.7	4.7
Legal settlements	2.6	7.0	10.7
Other	47.8	34.7	36.8
Other current liabilities	$ 126.3	$ 103.3	$ 104.1